Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001757715
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	Aterian, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38937
Entity Tax Identification Number	83-1739858
Entity Address, Address Line One	Aterian, Inc.
Entity Address, Address Line Two	37 East 18th Street
Entity Address, Address Line Three	7th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10003
City Area Code	(347)
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false